Presentation and preparation of the consolidated financial statements and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Depreciation is calculated under the straight-line method, based on the estimated useful lives, in years
The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated using the straight-line method, based on the estimated useful lives, as shown below:

Data processing equipment (includes the POS devices)	2.5 to 5 years
Furniture and fittings	10 years
Facilities	10 years
Building improvements	10 years
Machinery and equipment	5 to 10 years
Vehicles	5 years